Net investment in sublease (Tables)	3 Months Ended
Mar. 31, 2020
Net investment in sublease
Schedule of contractual undiscounted cash flows related to sublease

As at March 31, 2020, the contractual undiscounted cash flows related to sublease were as follows:

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
	receivable	income	receivable
Less than one year	$169,505	$15,366	$154,139
Between one and five years	70,627	1,732	68,895
Net investment in sublease	$240,132	$17,098	$223,034